Vanguard Russell 1000 Index Fund
Vanguard Russell 1000 Value Index Fund
Vanguard Russell 1000 Growth Index Fund
Vanguard Russell 2000 Index Fund
Vanguard Russell 2000 Value Index Fund
Vanguard Russell 2000 Growth Index Fund
Supplement Dated February 17, 2023, to the Prospectus and Summary Prospectus Dated December 21, 2022
Important Changes to Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, Vanguard Russell 1000 Growth Index Fund, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund (the Funds)

Effective immediately, Aurélie Denis has been added as a co-portfolio manager of Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund. She replaces Walter Nejman, who had previously co-managed the Funds.
Effective immediately, Kenny Narzikul has been added as a co-portfolio manager of Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund. He replaces Walter Nejman, who had previously co-managed the Funds.
Accordingly, all references to Mr. Nejman in the Funds’ Prospectus and Summary Prospectus are hereby deleted in their entirety. The Funds’ investment objectives, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes
The following replaces Walter Nejman under the heading “Investment Advisor” in the Fund Summaries section:
For Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund:

Aurélie Denis, CFA, Portfolio Manager at Vanguard. She has co-managed the Fund since February 2023.
For Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund:

Kenny Narzikul, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since February 2023.
Prospectus Text Changes
The following replaces Walter Nejman under the heading “Investment Advisor” in the More on the Funds section:
For Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund:

Aurélie Denis, CFA, Portfolio Manager at Vanguard. She has been with Vanguard since 2016, has worked in investment management since 2017, has managed investment portfolios since 2023, and has co-managed the Fund since February 2023. Education: B.S., Pennsylvania State University.
For Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund:

Kenny Narzikul, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since 2012, has worked in investment management since 2016, has managed investment portfolios since 2023, and has co-managed the Fund since February 2023. Education: B.B.A., James Madison University.

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© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 1851A 022023
CFA® is a registered trademark owned by CFA Institute.

Vanguard Scottsdale Funds

Supplement Dated February 17, 2023, to the Statement of Additional Information Dated December 21, 2022
Important Changes to Vanguard Russell Index Funds
Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Growth Index Fund, and Vanguard Russell 1000 Value Index Fund
Effective immediately, Aurélie Denis has been added as a co-portfolio manager of Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Growth Index Fund, and Vanguard Russell 1000 Value Index Fund (the Funds). She replaces Walter Nejman, who had previously co-managed the Funds, and joins Nick Birkett, who will continue to co-manage the Funds. All references to Mr. Nejman in the Statement of Additional Information are hereby deleted in their entirety.

The Funds’ investment objectives, strategies, and policies remain unchanged.

Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Growth Index Fund, and Vanguard Russell 2000 Value Index Fund
Effective immediately, Kenny Narzikul has been added as a co-portfolio manager of Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Growth Index Fund, and Vanguard Russell 2000 Value Index Fund (the Funds). He replaces Walter Nejman, who had previously co-managed the Funds, and joins Nick Birkett, who will continue to co-manage the Funds. All references to Mr. Nejman in the Statement of Additional Information are hereby deleted in their entirety.

The Funds’ investment objectives, strategies, and policies remain unchanged.

Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section, the following replaces the information in the table for Walter Nejman under the subheading “1. Other Accounts Managed” on page B-67:
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Aurélie Denis[1]	Registered investment companies[2]	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Kenny Narzikul[3]	Registered investment companies[4]	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

1 Ms. Denis began co-managing the Funds on February 17, 2023.
2 Information provided as of December 31, 2022.
3 Mr. Narzikul began co-managing the Funds on February 17, 2023.
4 Information provided as of December 31, 2022.

Within the same section, the following text is added under the subheading “4. Ownership of Securities”on page B-68:

As of December 31, 2022, neither Ms. Denis nor Mr. Narzikul owned shares of any of the Funds listed above.

© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 1690A 022023